Valuation and Qualifying Accounts and Reserves (Valuation and Qualifying Accounts and Reserves) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Restructuring cost
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period		¥ 156	¥ 392	¥ 1,932
Acquisitions		0	0	0
Addition: Charged to costs and expenses		86	0	0
Deduction		(91)	(237)	(1,474)
Translation adjustment		(7)	1	(66)
Balance at end of period		144	156	392
Restructuring cost | Severance and other benefits to terminated employees
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period		156	392	1,932
Acquisitions		0	0	0
Addition: Charged to costs and expenses		86	0	0
Deduction		(91)	(237)	(1,474)
Translation adjustment		(7)	1	(66)
Balance at end of period		144	156	392
Valuation Allowance of Deferred Tax Assets
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period		43,220	50,515	30,570
Acquisitions		1,606	419	22,563
Addition: Charged to costs and expenses		2,043	2,936	9,591
Deduction	[1]	(2,104)	(4,622)	(9,944)
Other	[2]	(1,278)	(6,028)	(2,265)
Balance at end of period		¥ 43,487	¥ 43,220	¥ 50,515

[1]	The amount of deduction includes benefits recognized in earnings, expiry of loss carryforwards and sales of subsidiaries.
[2]	The amount of other includes translation adjustment, the effect of changes in statutory tax rate and the effect of the amendment to tax loss carryforward rules.